3. Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Change in valuation allowance					$ 1,228,016	$ 4,146,019